Financial Instruments - Additional Information (Detail)	12 Months Ended						12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Asset-backed Securities [Member] USD ($)	Dec. 31, 2012 Asset-backed Securities [Member] CAD	Dec. 31, 2011 Asset-backed Securities [Member] USD ($)	Dec. 31, 2011 Asset-backed Securities [Member] CAD	Dec. 31, 2012 CANADA Gigajoule	Dec. 31, 2012 CANADA Minimum [Member]	Dec. 31, 2012 CANADA Maximum [Member]	Dec. 31, 2012 UNITED STATES MMBTU	Dec. 31, 2012 UNITED STATES Minimum [Member]	Dec. 31, 2012 UNITED STATES Maximum [Member]	Dec. 31, 2012 Natural Gas Swap Contracts [Member] USD ($)	Dec. 31, 2012 Forward Contracts [Member] USD ($)	Dec. 31, 2012 Propylene Contracts [Member] USD ($) lb	Dec. 31, 2012 Propylene Contracts [Member] Minimum [Member] USD ($)	Dec. 31, 2012 Propylene Contracts [Member] Maximum [Member] USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange forward contracts, gain recognized in other comprehensive income														$ 69,000,000
Foreign exchange forward contracts, loss recognized in other comprehensive income													4,000,000	20,000,000
Swaps outstanding fixed price							700,000			500,000					18,100,000
Swap fixed price								6.28	6.50		6.88	7.06
Fixed price per lbs																0.5375	0.6500
Unrealized gains on contracts															2,000,000
Face value of investments				107,000,000		125,000,000
Trading securities	1,612,000,000	1,407,000,000	90,000,000	90,000,000	82,000,000	84,000,000
Fair value of investments carrying value	9,000,000	12,000,000
Long-term debt due within one year	$ 249,000,000	$ 151,000,000
Percentage of sales to six largest customers	83.00%